UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2007

Date of reporting period: March 31, 2007

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2007
                                  (unaudited)

                                    Shares    Value (A)
-                                  --------- ------------
Stocks And Convertible Securities --95.5%

  Energy --88.5%
   Integrated --37.4%
   BP plc ADR                        180,000 $ 11,655,000
   Chevron Corp.                     635,000   46,964,600
   ConocoPhillips                    556,891   38,063,500
   Exxon Mobil Corp.               1,245,000   93,935,250
   Hess Corp. (B)                    195,000   10,816,650
   Holly Corp.                       360,000   21,348,000
   Marathon Oil Co.                  120,000   11,859,600
   Murphy Oil Corp.                  216,500   11,561,100
   Royal Dutch Shell plc ADR         265,000   17,569,500
   Suncor Energy                     100,000    7,635,000
   Total S.A. ADR                    220,000   15,351,600
   Valero Energy Corp.               435,000   28,053,150
                                             ------------
                                              314,812,950
                                             ------------
   Exploration & Production --15.6%
   Apache Corp.                      158,200   11,184,740
   Devon Energy Corp.                330,000   22,842,600
   EOG Resources, Inc.               310,000   22,115,400
   Forest Oil Corp (C)                37,000    1,234,690
   Newfield Exploration Co. (C)      175,000    7,299,250
   Noble Energy, Inc.                430,000   25,649,500
   Occidental Petroleum Corp.        400,000   19,724,000
   XTO Energy Inc.                   390,000   21,375,900
                                             ------------
                                              131,426,080
                                             ------------

   Services --21.0%
   Baker Hughes, Inc.                205,000   13,556,650
   BJ Services Co.                   420,000   11,718,000
   Bronco Drilling Co., Inc. (C)       4,600       76,222
   ENSCO International, Inc.         209,150   11,377,760
   GlobalSantaFe Corp.               290,000   17,887,200
   Grant Prideco Inc. (C)            308,000   15,350,720
   Hercules Offshore, Inc. (B)       250,000    6,565,000
   Nabors Industries Ltd. (C)        520,000   15,428,400
   Noble Corp.                       200,000   15,736,000
   Schlumberger Ltd.                 560,000   38,696,000
   TODCO (C)                         200,000    8,066,000
   Weatherford International,
    Ltd. (C)                         493,560   22,259,556
                                             ------------
                                              176,717,508
                                             ------------

                                       Shares   Value (A)
-                                      ------- ------------
   Utilities --14.5%
   AGL Resources Inc.                  170,000 $  7,262,400
   Duke Energy Corp.                   217,624    4,415,591
   Energen Corp.                       400,000   20,356,000
   Equitable Resources Inc.            450,000   21,744,000
   MDU Resources Group, Inc.           375,000   10,777,500
   National Fuel Gas Co. (B)           200,000    8,652,000
   New Jersey Resources Corp.          200,000   10,010,000
   Questar Corp.                       200,000   17,842,000
   SEMCO Energy, Inc.                  670,300    5,107,686
   Spectra Energy Corp.                108,812    2,858,491
   Williams Companies, Inc.            450,000   12,807,000
                                               ------------
                                                121,832,668
                                               ------------
  Basic Industries --7.0%
   Basic Materials & Other --7.0%
   Air Products and Chemicals, Inc.    125,000    9,236,250
   Aqua America, Inc.                  352,000    7,902,400
   du Pont (E.I.) de Nemours and Co.   157,500    7,785,225
   Florida Rock Industries Inc.        105,000    7,065,450
   General Electric Co.                454,800   16,081,728
   Martin Marietta Materials, Inc.       5,000      676,000
   Rohm & Haas Co.                     200,000   10,344,000
                                               ------------
                                                 59,091,053
                                               ------------
Total Stocks And Convertible Securities
 (Cost $321,568,840) (D)                       $803,880,259
                                               ------------

--------------------------------------------------------------------------------

                                March 31, 2007
                                  (unaudited)



                                       Prin. Amt. Value (A)
-                                      ---------- ----------
Short-Term Investments --4.7%

   U.S. Government Obligations --1.1%
   U.S. Treasury Bills,
    5.00%, due 5/17/07                 $9,000,000 $8,932,917
                                                  ----------
   Time Deposit --0.1%
   Citibank, N.A.,
    4.69%, due 4/2/07                                461,982
                                                  ----------

   Commercial Paper --3.5%
   American General Finance, Inc.,
    5.25%, due 4/19/07                  2,800,000  2,792,650
   AIG Funding, Inc.,
    5.24%, due 4/3/07                   3,600,000  3,598,953
   Chevron Funding Corp.,
    5.20-5.22%, due 4/5/07-4/19/07      7,000,000  6,990,063
   General Electric Capital Corp.,
    5.22%, due 4/26/07                    600,000    597,825
   General Electric Capital Services
    Corp.,
    5.22%, due 4/12/07                  6,400,000  6,389,792

                                      Prin. Amt.    Value (A)
-                                     ----------- ------------
   Nestle Capital Co.,
    5.22%, due 4/17/07                $ 2,400,000 $  2,394,432
   Toyota Motor Credit Corp.,
    5.22%, due 4/5/07-4/18/07           7,000,000    6,988,965
                                                  ------------
                                                    29,752,680
                                                  ------------
Total Short-Term Investments
 (Cost $39,147,579)                                 39,147,579
                                                  ------------
Total Securities Lending Collateral --2.2%
 (Cost $18,753,210)
   Brown Brothers Investment
    Trust, 5.26%, due 4/2/07                        18,753,210
                                                  ------------

Total Investments --102.4%
 (Cost $379,469,629)                               861,781,048
  Cash, receivables, prepaid
   expenses and other
   assets, less liabilities --(2.4)%               (20,124,026)
                                                  ------------
Net Assets -- 100.0%                              $841,657,022
                                                  ============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B)Some of the shares of this company are on loan. See note 8 to financial statements.
(C)Presently non-dividend paying.
(D)The aggregate market value of stocks held in escrow at March 31, 2007 covering open call option contracts written was $15,049,600. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $2,587,500.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                March 31, 2007
                                  (unaudited)


 Contracts                                          Contract
(100 shares                                  Strike Expiration  Appreciation/
   each)                Security             Price   Date       (Depreciation)
------------------------------------------------------------------------------

                              COVERED CALLS

     100    Air Products and Chemicals, Inc. $  80  Jun   07       $  2,700
     100    BP plc ADR......................  70    Oct   07         (4,800)
     150    Devon Energy Corp...............  75    Apr   07         16,799
     150    EOG Resources, Inc..............  75    Apr   07          8,674
     100    Holly Corp......................  60    Jun   07        (10,301)
     100    Marathon Oil Co.................  105   Apr   07         14,724
      50    Martin Marietta Materials, Inc..  130   Apr   07        (25,764)
     100    Noble Energy, Inc...............  70    Aug   07            200
     200    Occidental Petroleum Corp.......  55    Aug   07         (9,601)
     200    Questar Corp....................  85    Apr   07        (58,101)
     200    Questar Corp....................  90    Apr   07         61,317
     200    Questar Corp....................  90    Jul   07        (69,601)
     200    Suncor Energy...................  100   Sep   07          6,899
     100    Valero Energy Corp..............  70    Jun   07         (5,300)
   -----                                                           --------
   1,950                                                            (72,155)
   -----                                                           --------

                           COLLATERALIZED PUTS


     250    Bronco Drilling Co., Inc........ 12.50  Apr   07         16,250
     250    ENSCO International, Inc........  40    Jun   07         37,999
     150    Exxon Mobil Corp................  65    Jul   07          9,149
      75    Florida Rock Industries Inc.....  40    Jun   07          4,275
   -----                                                           --------
     725                                                             67,673
   -----                                                           --------
                                                                   $ (4,482)
                                                                   ========

12


        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-
diversified  investment  company.  The  Corporation  is   an
internally-managed fund emphasizing petroleum and other natural resource investments. The investment objectives of the Corporation are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at March 31, 2007 was $379,439,805 and net unrealized appreciation aggregated $482,341,243, of which the related gross unrealized appreciation and depreciation were $483,421,998 and $1,080,755, respectively.

8. PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2007, the Corporation had securities on loan of $18,102,026 and held collateral of $18,753,210, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 30, 2007, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the "Corporation"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of April 30, 2007, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 30, 2007


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 30, 2007